VictoryShares Dividend Accelerator ETF Average Annual Total Returns	12 Months Ended	27 Months Ended	60 Months Ended	90 Months Ended	92 Months Ended		114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	26.72%	14.53%	14.35%	14.59%		13.59%
Nasdaq Victory Dividend Accelerator Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.83%		9.72%		11.88%
VictoryShares Dividend Accelerator ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.43%		9.33%		11.48%	[1]
VictoryShares Dividend Accelerator ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.82%		8.84%		11.01%	[1]
VictoryShares Dividend Accelerator ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.01%		7.32%		9.30%	[1]

[1]	Inception date is April 18, 2017.